Loans	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Loans

Note 5	Loans (1)(2)

$ millions, as at October 31					2023						2022
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Allowances as a % of gross loans	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Allowances as a % of gross loans
Residential mortgages (4)	$274,244	$224	$232	$456	$273,788	0.2%	$269,706	$167	$126	$293	$269,413	0.1%
Personal	45,587	181	836	1,017	44,570	2.2	45,429	146	756	902	44,527	2.0
Credit card	18,538	–	685	685	17,853	3.7	16,479	–	784	784	15,695	4.8
Business and government (4)	194,870	667	1,077	1,744	193,126	0.9	188,542	351	743	1,094	187,448	0.6
	$533,239	$1,072	$2,830	$3,902	$529,337	0.7%	$520,156	$664	$2,409	$3,073	$517,083	0.6%

(1)	Loans are net of unearned income of $706 million (2022: $689 million).
(2)	Includes gross loans of $112.6 billion (2022: $111.8 billion) denominated in U.S. dollars and $10.5 billion (2022: $9.8 billion) denominated in other foreign currencies.
(3)	Includes ECL allowances for customers’ liability under acceptances.
(4)	Includes $3 million of residential mortgages (2022: $4 million) and $270 million of business and government loans (2022: $963 million) that are measured and designated at FVTPL.

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the year ended October 31				2023
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$57	$69	$167	$293
Originations net of repayments and other derecognitions	13	(9)	(32)	(28)
Changes in model	4	5	12	21
Net remeasurement (1)	(62)	159	122	219
Transfers (1)
– to 12-month ECL	97	(96)	(1)	–
– to lifetime ECL performing	(18)	22	(4)	–
– to lifetime ECL credit-impaired	–	(7)	7	–
Provision for (reversal of) credit losses (2)	34	74	104	212
Write-offs (3)	–	–	(33)	(33)
Recoveries	–	–	5	5
Interest income on impaired loans	–	–	(17)	(17)
Foreign exchange and other	(1)	(1)	(2)	(4)
Balance at end of year	$90	$142	$224	$456
Personal
Balance at beginning of year	$137	$656	$146	$939
Originations net of repayments and other derecognitions	43	(62)	(31)	(50)
Changes in model	(1)	–	–	(1)
Net remeasurement (1)	(421)	591	373	543
Transfers (1)
– to 12-month ECL	468	(465)	(3)	–
– to lifetime ECL performing	(53)	63	(10)	–
– to lifetime ECL credit-impaired	–	(73)	73	–
Provision for (reversal of) credit losses (2)	36	54	402	492
Write-offs (3)	–	–	(428)	(428)
Recoveries	–	–	65	65
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	1	(1)	1	1
Balance at end of year	$174	$709	$181	$1,064
Credit card
Balance at beginning of year	$159	$709	$–	$868
Originations net of repayments and other derecognitions	18	(76)	–	(58)
Changes in model	–	–	–	–
Net remeasurement (1)	(493)	684	223	414
Transfers (1)
– to 12-month ECL	553	(553)	–	–
– to lifetime ECL performing	(56)	56	–	–
– to lifetime ECL credit-impaired	–	(229)	229	–
Provision for (reversal of) credit losses (2)	22	(118)	452	356
Write-offs (3)	–	–	(572)	(572)
Recoveries	–	–	120	120
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$181	$591	$–	$772
Business and government
Balance at beginning of year	$335	$490	$351	$1,176
Originations net of repayments and other derecognitions	21	(19)	(33)	(31)
Changes in model	(2)	11	–	9
Net remeasurement (1)(4)	(230)	583	619	972
Transfers (1)
– to 12-month ECL	205	(199)	(6)	–
– to lifetime ECL performing	(36)	52	(16)	–
– to lifetime ECL credit-impaired	–	(72)	72	–
Provision for (reversal of) credit losses (2)	(42)	356	636	950
Write-offs (3)	–	–	(316)	(316)
Recoveries	–	–	23	23
Interest income on impaired loans	–	–	(47)	(47)
Foreign exchange and other	1	18	20	39
Balance at end of year	$294	$864	$667	$1,825
Total ECL allowance (5)	$739	$2,306	$1,072	$4,117
Comprises:
Loans	$650	$2,180	$1,072	$3,902
Undrawn credit facilities and other off-balance sheet exposures (6)	89	126	–	215

(1)
Transfers represent stage movements of prior year ECL allowances to the current year stage classification. Net remeasurement represents the current year change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the year.

(2)
Provision for (reversal of) credit losses for loans, and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(3)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(4)	Includes the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.
(5)
See Note 4 for the ECL allowance on debt securities measured at FVOC
I a
nd amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2023 and October 31, 2022 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(6)	Included in Other liabilities on our consolidated balance sheet.
(7)	Includes ECL allowances of $63 million recognized immediately after the acquisition of the Canadian Costco credit card portfolio on March 4, 2022.

$ millions, as at or for the year ended October 31				2022
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$59	$63	$158	$280
Originations net of repayments and other derecognitions	17	(7)	(25)	(15)
Changes in model	(4)	(1)	–	(5)
Net remeasurement (1)	(89)	85	85	81
Transfers (1)
– to 12-month ECL	82	(77)	(5)	–
– to lifetime ECL performing	(9)	16	(7)	–
– to lifetime ECL credit-impaired	(1)	(12)	13	–
Provision for (reversal of) credit losses (2)	(4)	4	61	61
Write-offs (3)	–	–	(47)	(47)
Recoveries	–	–	2	2
Interest income on impaired loans	–	–	(16)	(16)
Foreign exchange and other	2	2	9	13
Balance at end of year	$57	$69	$167	$293
Personal
Balance at beginning of year	$150	$547	$106	$803
Originations net of repayments and other derecognitions	37	(55)	(14)	(32)
Changes in model	1	19	–	20
Net remeasurement (1)	(349)	500	195	346
Transfers (1)
– to 12-month ECL	336	(333)	(3)	–
– to lifetime ECL performing	(40)	52	(12)	–
– to lifetime ECL credit-impaired	–	(75)	75	–
Provision for (reversal of) credit losses (2)	(15)	108	241	334
Write-offs (3)	–	–	(274)	(274)
Recoveries	–	–	69	69
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	2	1	8	11
Balance at end of year	$137	$656	$146	$939
Credit card
Balance at beginning of year	$136	$517	$–	$653
Originations net of repayments and other derecognitions (7)	76	(38)	–	38
Changes in model	–	–	–	–
Net remeasurement (1)	(437)	747	150	460
Transfers (1)
– to 12-month ECL	436	(436)	–	–
– to lifetime ECL performing	(52)	52	–	–
– to lifetime ECL credit-impaired	–	(133)	133	–
Provision for (reversal of) credit losses (2)	23	192	283	498
Write-offs (3)	–	–	(397)	(397)
Recoveries	–	–	114	114
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$159	$709	$–	$868
Business and government
Balance at beginning of year	$277	$449	$508	$1,234
Originations net of repayments and other derecognitions	41	(12)	(34)	(5)
Changes in model	30	(4)	–	26
Net remeasurement (1)	(95)	89	149	143
Transfers (1)
– to 12-month ECL	98	(91)	(7)	–
– to lifetime ECL performing	(34)	38	(4)	–
– to lifetime ECL credit-impaired	(1)	(7)	8	–
Provision for (reversal of) credit losses (2)	39	13	112	164
Write-offs (3)	–	–	(312)	(312)
Recoveries	–	–	33	33
Interest income on impaired loans	–	–	(15)	(15)
Foreign exchange and other	19	28	25	72
Balance at end of year	$335	$490	$351	$1,176
Total ECL allowance (5)	$688	$1,924	$664	$3,276
Comprises:
Loans	$600	$1,809	$664	$3,073
Undrawn credit facilities and other off-balance sheet exposures (6)	88	115	–	203
See previous page for footnote references.

Impact of acquisition of Canadian Costco credit card portfolio
No ECL allowance was recognized in the purchase equation on the acquisition date for the acquired Canadian Costco credit card portfolio as the purchased loans were initially measured at their acquisition date fair values. Instead, immediately after the acquisition date, ECL allowances were established in the Provision for credit losses in the consolidated statement of income based on classifying each acquired credit card receivable in stage 1, since the acquisition date is established as the initial recognition date of purchased performing loans for the purpose of assessing whether a SICR has occurred. On the date of acquisition, none of the acquired credit card receivables were considered to be impaired. Subsequent to the acquisition date, ECL allowances are estimated in a manner consistent with our SICR and impairment policies that we apply to loans that we originate. See Note 3 for further details on the acquisition of the Canadian Costco credit card portfolio.
Inputs, assumptions and model techniques
Our ECL allowances are estimated using complex models that incorporate inputs, assumptions and model techniques that involve a high degree of management judgment. In particular, the following ECL elements are subject to a high level of judgment that can have a significant impact on the level of ECL allowances provided:
•	Determining when a SICR of a loan has occurred;
•	Measuring both 12-month and lifetime credit losses; and
•	Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios driven by the changes in the macroeconomic environment.
In addition, the interrelationship between these elements is also subject to a high degree of judgment which can also have a significant impact on the level of ECL recognized.
We continue to operate in an uncertain macroeconomic environment. There is inherent uncertainty in estimating the impact that higher levels of interest rates, the easing of inflationary pressures, events in the U.S. banking sector and geopolitical events will have on the macroeconomic environment. As a result, a heightened level of judgment in estimating ECLs in respect of all these elements
,
as discussed below, continued to be required.
Determining when a significant increase in credit risk has occurred
The determination of whether a loan has experienced a SICR has a significant impact on the level of ECL allowance as loans that are in stage 1 are measured at
12-month
ECL, while loans in stage 2 are measured at lifetime ECL. Migration of loans between stage 1 and stage 2 can cause significant volatility in the amount of the recognized ECL allowances and the provision for credit losses in a particular period.
For the majority of our retail loan portfolios, we determine a SICR based on relative changes in the loan’s lifetime PD since its initial recognition. The PDs used for this purpose are the expected value of our upside, downside and base case lifetime PDs. Significant judgment is involved in determining the upside, downside and base case lifetime PDs through the incorporation of forward-looking information into long-run
PDs, in determining the probability weightings of the scenarios, and in determining the relative changes in PDs that are indicative of a SICR for our various retail products. Increases in the expected PDs or decreases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 1 to stage 2, which in turn can cause a significant increase in the amount of ECL allowances recognized. In contrast, decreases in the expected PDs or increases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 2 to stage 1.
For the majority of our business and government loan portfolios, we determine a SICR based on relative changes in internal risk ratings since initial recognition. Significant judgment is involved in the determination of the internal risk ratings. Deterioration or improvement in the risk ratings or adjustments to the risk rating downgrade thresholds used to determine a SICR can cause significant migration of loans and securities between stage 1 and stage 2, which in turn can have a significant impact on the amount of ECL allowances recognized.
While potentially significant to the level of ECL allowances recognized, the thresholds for changes in PDs that are indicative of a SICR for our retail portfolios and the risk rating downgrade thresholds used to determine a SICR for our business and government loan portfolios are not expected to change frequently.
All loans on which repayment of principal or payment of interest is contractually 30 days in arrears and all business and government loans that have migrated to the watch list risk rating are normally automatically migrated to stage 2 from stage 1.
As at October 31, 2023, if the ECL for the stage 2 performing loans were measured using stage 1 ECL as opposed to lifetime ECL, the ECLs would be $724 million lower than the total recognized IFRS 9 ECL on performing loans (2022: $1,110 million).
Measuring both
12-month
and lifetime expected credit losses
Our ECL models leverage the data, systems and processes that are used to calculate Basel expected loss regulatory adjustments for the portion of our retail and business and government portfolios under the internal ratings-based (IRB) approach. Significant judgment is applied in leveraging the data and modelling techniques used to calculate Basel risk parameters to meet IFRS 9 requirements, including the conversion of through-the-cycle
estimates to the
point-in-time
parameters used under IFRS 9 that consider forward-looking information. For standardized business and government portfolios, available long-run
PDs, LGDs and EADs are also converted to
point-in-time
parameters through the incorporation of forward-looking information for the purpose of measuring ECL under IFRS 9.
Significant judgment is involved in determining which forward-looking information variables are relevant for particular portfolios and in determining the extent by which through-the-cycle
parameters should be adjusted for forward-looking information to determine point-in-time
parameters. While changes in the set of forward-looking information variables used to convert through-the-cycle
PDs, LGDs and EADs into
point-in-time
parameters can either increase or decrease ECL allowances in a particular period, changes to the mapping of forward-looking information variables to particular portfolios are expected to be infrequent. However, changes in the particular forward-looking information parameters used to quantify point-in-time
parameters will be frequent as our forecasts are updated on a quarterly basis. Increases in the level of pessimism in the forward-looking information variables will cause increases in ECL, while increases in the level of optimism in the forward-looking information variables will cause decreases in ECL. These increases and decreases could be significant in any particular period and will start to occur in the period where our outlook of the future changes.
With respect to the lifetime of a financial instrument, the maximum period considered when measuring ECL is the maximum contractual period over which we are exposed to credit risk. For revolving facilities, such as credit cards, the lifetime of a credit card account is the expected behavioural life. Significant judgment is involved in the estimate of the expected behavioural life. Increases in the expected behavioural life will increase the amount of ECL allowances, in particular for revolving loans in stage 2.

Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios
As indicated above, forward-looking information is incorporated into both our assessment of whether a financial asset has experienced a SICR since its initial recognition and in our estimate of ECL. From analysis of historical data, our risk management function has identified and reflected in our ECL allowance those relevant forward-looking information variables that contribute to credit risk and losses within our retail and business and government loan portfolios. Within our retail loan portfolio, key forward-looking information variables include Canadian unemployment rates, housing prices, gross domestic product (GDP) growth and household debt service ratios. In many cases these variables are forecasted at the provincial level. Housing prices are also forecasted at the municipal level in some cases. Within our business and government loan portfolio, key drivers that impact the credit performance of the entire portfolio include Standard & Poor’s (S&P) 500 growth rates, business credit growth rates, unemployment rates and credit spreads, while forward-looking information variables such as commodity prices and mining activity are significant for certain portfolios, and U.S. unemployment rates and U.S. GDP growth are significant for our U.S. portfolios.
For the majority of our loan portfolios, our forecast of forward-looking information variables is established from a “base case” or most likely scenario that is used internally by management for planning and forecasting purposes. For most of the forward-looking information variables related to our Canadian businesses, we have forecast scenarios by province. In forming the base case scenario, we consider the forecasts of international organizations and monetary authorities such as the Organisation for Economic
Co-operation
and Development, the International Monetary Fund, and the Bank of Canada, as well as private sector economists. We then derive reasonably possible “upside case” and “downside case” scenarios using external forecasts that are above and below our base case and the application of management judgment. A probability weighting is assigned to our base case, upside case and downside case scenarios based on management judgment.
The forecasting process is overseen by a governance committee consisting of internal stakeholders from across our bank including Risk Management, Economics, Finance and the impacted SBUs and involves a significant amount of judgment both in determining the forward-looking information forecasts for our various scenarios and in determining the probability weighting assigned to the scenarios. In general, a worsening of our outlook on forecasted forward-looking information for each scenario, an increase in the probability of the downside case scenario occurring, or a decrease in the probability of the upside case scenario occurring will increase the number of loans migrating from stage 1 to stage 2 and increase the estimated ECL allowance. In contrast, an improvement in our outlook on forecasted forward-looking information, an increase in the probability of the upside case scenario occurring, or a decrease in the probability of the downside case scenario occurring will have the opposite impact. It is not possible to meaningfully isolate the impact of changes in the various forward-looking information variables for a particular scenario because of both the interrelationship between the variables and the interrelationship between the level of pessimism inherent in a particular scenario and its probability of occurring.
The forecasting of forward-looking information and the determination of scenario weightings continued to require a heightened application of judgment in a number of areas as our forecast reflects numerous assumptions and uncertainties inherent in the current macroeconomic environment.
The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at October 31, 2023	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	0.6%	1.9%	2.0%	2.7%	(0.7)%	1.3%
United States	0.9%	1.7%	3.0%	3.1%	(0.8)%	0.9%
Unemployment rate
Canada (2)	6.1%	5.8%	5.3%	5.4%	7.1%	6.9%
United States	4.1%	4.0%	3.2%	3.2%	5.4%	4.9%
Canadian Housing Price Index growth (2)	0.8%	3.0%	4.4%	5.4%	(7.8)%	0.4%
S&P 500 Index growth rate	5.5%	5.9%	12.5%	11.1%	(2.5)%	(0.5)%
Canadian household debt service ratio	15.5%	14.8%	14.9%	14.5%	16.1%	15.0%
West Texas Intermediate Oil Price (US$)	$84	$76	$97	$110	$70	$58

(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

	Base case		Upside case		Downside case
As at October 31, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	0.8%	1.5%	3.9%	2.8%	(0.6)%	1.0%
United States	0.7%	1.3%	2.9%	3.0%	(2.1)%	0.4%
Unemployment rate
Canada (2)	5.5%	5.9%	4.9%	5.6%	6.0%	6.8%
United States	4.0%	4.2%	3.3%	3.3%	5.6%	5.1%
Canadian Housing Price Index growth (2)	(2.5)%	1.9%	10.1%	6.6%	(13.1)%	(5.2)%
S&P 500 Index growth rate	(1.4)%	6.0%	6.3%	12.1%	(13.4)%	(1.3)%
Canadian household debt service ratio	15.5%	15.1%	14.4%	14.5%	15.9%	15.2%
West Texas Intermediate Oil Price (US$)	$92	$81	$119	$107	$76	$56
See above for footnote references.

As required, the forward-looking information used to estimate ECLs reflects our expectations as at October 31, 2023 and October 31, 2022, respectively, and does not reflect changes in expectation as a result of economic forecasts that may have subsequently emerged. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons. Our underlying base case projection as at October 31, 2023 is characterized by relatively weak real GDP growth in both Canada and the U.S. due to the higher interest rates imposed by central banks in an attempt to ease demand and bring inflation back to target levels, and a modest increase in unemployment rates in calendar 2024. Our base case continues to assume that interest rates will stay at elevated levels through the remainder of calendar 2023 and into the start of 2024, and then modestly reduce through to the end of 2024, although remaining at higher than pre-pandemic
levels. Significant judgment continued to be inherent in the forecasting of forward-looking information, including our base case assumptions regarding the economic impact of higher levels of interest rates, the easing of inflationary pressures, the impact from events in the U.S. banking sector during the year and geopolitical events.
The downside case forecast continues to assume a recession and higher unemployment rates in Canada driven by a correction in the housing market, higher interest rates and lower consumer spending. The downside case forecast for the U.S. also assumes a recession from the interest rate hikes that were introduced to combat prolonged high levels of inflation. The downside forecasts also reflect slower recoveries thereafter to lower levels of sustained economic activity and unemployment rates persistently above where they stood pre-pandemic.
The upside scenario continues to reflect a better economic environment than the base case forecast, particularly for the U.S.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment. Assumptions concerning measures used by governments to combat inflation, the economic impact from higher levels of interest rates, the events in the U.S. banking sector during the year and geopolitical events are material to these forecasts.
If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $284 million lower than the recognized ECL as at October 31, 2023 (2022: $248 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $926 million higher than the recognized ECL as at October 31, 2023 (2022: $847 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the SICR that would have resulted in a 100% base case scenario or a 100% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.
Use of management overlays
Management overlays to ECL allowance estimates are adjustments which we use in circumstances where we judge that our existing inputs, assumptions and model techniques do not capture all relevant risk factors. The emergence of new macroeconomic, microeconomic or political events, along with expected changes to parameters, models or data that are not incorporated in our current parameters, internal risk rating migrations, or forward-looking information are examples of such circumstances. To address the uncertainties inherent in the current environment, we continue to utilize management overlays with respect to the impact of certain forward-looking information and credit metrics that are not expected to be as indicative of the credit condition of the portfolios as the hist
orical experience in our models would have otherwise suggested. The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized. Actual credit losses could differ materially from those reflected in our estimates.

The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of the MD&A for details on the CIBC risk categories.
Loans
(1)

$ millions, as at October 31				2023				2022
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$150,022	$14,999	$–	$165,021	$174,749	$140	$–	$174,889
– Very low	74,149	9,107	–	83,256	53,795	498	–	54,293
– Low	10,817	5,112	–	15,929	24,200	6,816	–	31,016
– Medium	322	4,980	–	5,302	261	4,927	–	5,188
– High	–	1,100	–	1,100	–	906	–	906
– Default	–	–	585	585	–	–	374	374
– Not rated	2,630	219	202	3,051	2,604	214	222	3,040
Gross residential mortgages (4)(5)(6)	237,940	35,517	787	274,244	255,609	13,501	596	269,706
ECL allowance	90	142	224	456	57	69	167	293
Net residential mortgages	237,850	35,375	563	273,788	255,552	13,432	429	269,413
Personal
– Exceptionally low	18,785	3	–	18,788	18,943	1	–	18,944
– Very low	4,389	12	–	4,401	6,119	5	–	6,124
– Low	11,031	4,311	–	15,342	9,117	4,953	–	14,070
– Medium	1,165	3,062	–	4,227	934	3,084	–	4,018
– High	211	1,624	–	1,835	266	1,089	–	1,355
– Default	–	–	214	214	–	–	175	175
– Not rated	723	24	33	780	657	34	52	743
Gross personal (5)(6)	36,304	9,036	247	45,587	36,036	9,166	227	45,429
ECL allowance	141	695	181	1,017	115	641	146	902
Net personal	36,163	8,341	66	44,570	35,921	8,525	81	44,527
Credit card
– Exceptionally low	4,279	–	–	4,279	3,151	–	–	3,151
– Very low	1,061	–	–	1,061	1,042	–	–	1,042
– Low	6,642	35	–	6,677	6,936	597	–	7,533
– Medium	2,626	2,953	–	5,579	992	2,927	–	3,919
– High	6	777	–	783	–	682	–	682
– Default	–	–	–	–	–	–	–	–
– Not rated	153	6	–	159	145	7	–	152
Gross credit card (6)	14,767	3,771	–	18,538	12,266	4,213	–	16,479
ECL allowance	166	519	–	685	143	641	–	784
Net credit card	14,601	3,252	–	17,853	12,123	3,572	–	15,695
Business and government
– Investment grade	99,322	512	–	99,834	87,184	404	–	87,588
– Non-investment grade	91,920	7,190	–	99,110	101,889	6,457	–	108,346
– Watch list	101	4,478	–	4,579	66	2,971	–	3,037
– Default	–	–	1,956	1,956	–	–	920	920
– Not rated	192	15	–	207	208	17	–	225
Gross business and government (4)(7)(8)	191,535	12,195	1,956	205,686	189,347	9,849	920	200,116
ECL allowance	253	824	667	1,744	285	458	351	1,094
Net business and government	191,282	11,371	1,289	203,942	189,062	9,391	569	199,022
Total net amount of loans	$479,896	$58,339	$1,918	$540,153	$492,658	$34,920	$1,079	$528,657

(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $22 million (2022: $24 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $20 million were recognized as at October 31, 2023 (2022: $15 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at October 31, 2023 and October 31, 2022. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $13 million (2022: $24 million), which were included in Other assets on our consolidated balance sheet.
(3)	As at October 31, 2023, 93% (2022: 84%) of stage 3 impaired loans were either fully or partially collateralized.
(4)	Includes $3 million (2022: $4 million) of residential mortgages and $270 million (2022: $963 million) of business and government loans that are measured and designated at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a SICR has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	The October 31, 2023 amounts include the impact of a change in credit score provider applied in the second quarter of 2023 for our Canadian retail loans.
(7)	Includes customers’ liability under acceptances of $10,816 million (2022: $11,574 million).
(8)	The October 31, 2023 amounts include the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at October 31				2023				2022
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$159,254	$7	$–	$159,261	$149,286	$6	$–	$149,292
– Very low	15,367	26	–	15,393	14,461	51	–	14,512
– Low	10,723	1,405	–	12,128	10,844	2,412	–	13,256
– Medium	1,256	986	–	2,242	522	1,402	–	1,924
– High	118	763	–	881	155	682	–	837
– Default	–	–	37	37	–	–	39	39
– Not rated	506	6	–	512	484	8	–	492
Gross retail (1)	187,224	3,193	37	190,454	175,752	4,561	39	180,352
ECL allowance	48	86	–	134	38	83	–	121
Net retail	187,176	3,107	37	190,320	175,714	4,478	39	180,231
Business and government
– Investment grade	147,206	361	–	147,567	119,069	121	–	119,190
– Non-investment grade	56,707	2,097	–	58,804	64,446	2,540	–	66,986
– Watch list	7	1,000	–	1,007	15	571	–	586
– Default	–	–	161	161	–	–	69	69
– Not rated	614	30	–	644	575	26	–	601
Gross business and government (2)	204,534	3,488	161	208,183	184,105	3,258	69	187,432
ECL allowance	41	40	–	81	50	32	–	82
Net business and government	204,493	3,448	161	208,102	184,055	3,226	69	187,350
Total net undrawn credit facilities and other off-balance sheet exposures	$391,669	$6,555	$198	$398,422	$359,769	$7,704	$108	$367,581

(1)	The 2023 amounts include the impact of a change in credit score provider applied in the second quarter of 2023 for our Canadian retail loans.
(2)	The 2023 amounts include the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.
Net interest income after provision for credit losses

$ millions, for the year ended October 31	2023	2022
Interest income	$45,019	$22,179
Interest expense	32,194	9,538
Net interest income	12,825	12,641
Provision for (reversal of) credit losses	2,010	1,057
Net interest income after provision for credit losses	$10,815	$11,584
Modified financial assets
As part of CIBC’s usual lending business, from time to time we may modify the contractual terms of loans classified as stage 2 and stage 3 for which the borrower has experienced financial difficulties, through the granting of a concession in the form of below-market rates or terms that we would not otherwise have considered.
During the year ended October 31, 2023, loans classified as stage 2 or stage 3 with an amortized cost of $1,422 million (2022: $434 million) before modification were modified through the granting of a financial concession in response to the borrower having experienced financial difficulties. In addition, the gross carrying amount of previously modified stage 2 or stage 3 loans that have returned to stage 1 during the year ended October 31, 2023 was $500 million (2022: $461 million), including loans that were previously subject to the client deferral programs.